Statement of Cash Flows	4 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (221,009)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation costs through issuance of Class B ordinary shares	5,000
Interest earned on marketable securities held in trust account	(49,118)
Unrealized gain on marketable securities held in trust account	(3,788)
Changes in operating assets and liabilities:
Prepaid expenses	(379,166)
Accrued expenses	178,873
Net cash used in operating activities	(474,208)
Cash Flows from Investing Activities:
Investment of cash in trust account	(250,000,000)
Net cash used in investing activities	(250,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	245,000,000
Proceeds from sale of private placement warrants	7,000,000
Proceeds from promissory note – related party	150,295
Repayment of promissory note – related party	(150,295)
Payment of offering costs	(445,163)
Net cash provided by financing activities	251,554,837
Net Change in Cash	1,080,629
Cash – Beginning
Cash – Ending	1,080,629
Non-Cash Investing and Financing Activities:
Offering costs paid by sponsor in exchange for the issuance of Class B ordinary shares	20,000
Initial classification of Class A ordinary shares subject to possible redemption	237,804,830
Change in value of Class A ordinary shares subject to possible redemption	(216,012)
Deferred underwriting fee payable	$ 8,750,000